Shareholder Report	12 Months Ended	44 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005514
Shareholder Report [Line Items]
Fund Name	Spectrum International Equity Fund
Class Name	Investor Class
Trading Symbol	PSILX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - Investor Class	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans. Emerging equity markets generally appreciated and outperformed stocks in developed non-U.S. markets in U.S. dollar terms.

  Versus the MSCI All Country World Index ex USA Net, security selection among international value equities contributed to relative results over the trailing 12 months. Likewise, favorable security selection among emerging markets core equities was also supportive during the period.

  On the negative side, unfavorable security selection within the Asia ex-Japan equities allocation weighed on results during the trailing 12-month period. Similarly, stock choices among emerging markets growth stocks were also detrimental.

  The Spectrum International Equity Fund seeks to achieve long-term growth of capital by investing primarily in a diversified group of T. Rowe Price stock mutual funds, which invest principally in international securities. By maintaining a broad exposure across global markets, the fund attempts to benefit from positive performance in particular segments over time while reducing the impact of declining markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum International Equity Fund (Investor Class)	4.24%	3.08%	4.66%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	4.10	4.80

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,165,985,000	$ 1,165,985,000
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 10,766,000
InvestmentCompanyPortfolioTurnover	6.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,165,985 Number of Portfolio Holdings12
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

International Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Value Equity Fund	20.7%
T. Rowe Price International Stock Fund	18.0
T. Rowe Price European Stock Fund	15.9
T. Rowe Price Overseas Stock Fund	13.1
T. Rowe Price New Asia Fund	11.3
T. Rowe Price Emerging Markets Discovery Stock Fund	5.6
T. Rowe Price International Discovery Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.1
T. Rowe Price Latin America Fund	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000227149
Shareholder Report [Line Items]
Fund Name	Spectrum International Equity Fund
Class Name	I Class
Trading Symbol	TSINX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - I Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans. Emerging equity markets generally appreciated and outperformed stocks in developed non-U.S. markets in U.S. dollar terms.

  Versus the MSCI All Country World Index ex USA Net, security selection among international value equities contributed to relative results over the trailing 12 months. Likewise, favorable security selection among emerging markets core equities was also supportive during the period.

  On the negative side, unfavorable security selection within the Asia ex-Japan equities allocation weighed on results during the trailing 12-month period. Similarly, stock choices among emerging markets growth stocks were also detrimental.

  The Spectrum International Equity Fund seeks to achieve long-term growth of capital by investing primarily in a diversified group of T. Rowe Price stock mutual funds, which invest principally in international securities. By maintaining a broad exposure across global markets, the fund attempts to benefit from positive performance in particular segments over time while reducing the impact of declining markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum International Equity Fund (I Class)	4.39%	-1.05%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	0.93

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 03, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,165,985,000	$ 1,165,985,000
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 10,766,000
InvestmentCompanyPortfolioTurnover	6.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,165,985 Number of Portfolio Holdings12
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

International Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price International Value Equity Fund	20.7%
T. Rowe Price International Stock Fund	18.0
T. Rowe Price European Stock Fund	15.9
T. Rowe Price Overseas Stock Fund	13.1
T. Rowe Price New Asia Fund	11.3
T. Rowe Price Emerging Markets Discovery Stock Fund	5.6
T. Rowe Price International Discovery Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.1
T. Rowe Price Latin America Fund	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless